Note 25 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount	32,771	37,302	18,378
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount	18,000	18,000